FORM 13F

FORM 13F COVER PAGE

"Report for the Quarter ended:     June 30, 2010"

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.) :  [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this report:

Name:          Alaska Permanent Capital Management
"Address:        900 West 5th Avenue, Suite 601"
                Anchorage
                Alaska 99501

13F File Number :

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized "to submit it, that all information contained herein is true, correct and" "complete, and that it is understood that all required items, statements," "schedules, lists, tables, are considered integral parts of this form."

Person signing this report on Behalf of Reporting Manager:

Name:      Evan Rose
Title:     President and CEO
Phone:     907-272-7575

"Signature, Place, and Date of Signing:"

"Evan Rose   Anchorage, Alaska JULY 8, 2010"

Report Type (Check only one) :

[X] 13F HOLDING REPORT.

[  ] 13F NOTICE.

[  ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:   None


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT 0F 1934.

Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0

Form 13F Information Table Entry Total:     18

"Form 13F Information Table Value Total:     $ 170,359 (thousands)



List of Other Included Managers:              NONE





 FORM 13F INFORMATION TABLE
NAME	TITLE
OF	OF		 VALUE 		INVESTMENT 		VOTING AUTHORITY
ISSUER	CLASS	CUSIP	 (X$1000) 	SHARES	DISCRETION	OTHER MANAGERS	SOLE	SHARED	NONE
ISHARES BARCLAYS TIPS BOND	COM	464287176	 1,388 		12986	SOLE	N/A	12986
ISHARES S&P 500 INDEX FUND	COM	464287200	 2,032 		19645	SOLE	N/A	19645
ISHARES LEHMAN AGG BOND FUND	COM	464287226	 375 		3500	SOLE	N/A	3500
ISHARES S&P MIDCAP 400		COM	464287507	 23,788 	334486	SOLE	N/A	334486
ISHARES RUSSELL 3000 INDEX	COM	464287689	 4,772 		78135	SOLE	N/A	78135
ISHARES S&P SMALLCAP 600 INDEX	COM	464287804	 8,142 		150393	SOLE	N/A	150393
SCHWAB US BROAD MARKET ETF	COM	808524102	 254 		10308	SOLE	N/A	10308
VANGUARD TOTAL BOND MARKET ETF	COM	921937835	 25,491 	313237	SOLE	N/A	313237
VANGUARD EUROPE PACIFIC ETF	COM	921943858	 26,524 	907118	SOLE	N/A	907118
Vanguard FTSE ALL-WORLD EX-U	COM	922042775	 400 		10422	SOLE	N/A	10422
VANGUARD EMERGING MARKET ETF	COM	922042858	 14,099 	371135	SOLE	N/A	371135
VANGUARD REIT ETF		COM	922908553	 19,399 	417262	SOLE	N/A	417262
VANGUARD TOTAL STOCK MKT ETF	COM	922908769	 1,059 		20156	SOLE	N/A	20156
IPATH DOW JONES-AIG COMM INDEX	COM	06738C778	 2,438 		64780	SOLE	N/A	64780
SPDR S&P 500 ETF TRUST		COM	78462F103	 27,579 	267186	SOLE	N/A	267186
SPDR BARCLAYS CAPITAL INTL D	COM	78464A516	 2,889 		53747	SOLE	N/A	53747
SPDR S&P MIDCAP 400 ETF TRUST	COM	78467Y107	 517 		4000	SOLE	N/A	4000
ISHARES MSCI EAFE INDEX FUND	COM	464287465	 9,210 		198029	SOLE	N/A	198029